Investment Objectives and Goals - BOND FUND OF AMERICA	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.